Financial instruments - Schedule of Measured at Fair Value Hierarchy Levels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Financial assets:
Traded shares	$ 138,446	$ 86,190
Total assets:	138,446	86,190
Financial liabilities:
Liability in respect of warrants	56
Total liabilities	56
Presented under current liabilities	56
Level 1
Financial assets:
Traded shares	138,446	86,190
Total assets:	138,446	$ 86,190
Level 2
Financial liabilities:
Liability in respect of warrants	56
Total liabilities	56
Presented under current liabilities	$ 56